Stockholders' Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity
8.	Equity Transactions

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the six months ended December 31, 2018:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2018	5,150,000	$0.12	5.8	$—
Granted	400,000	$0.06	4.6	$—
Options Exercised	—	$—	—	$—
Outstanding at December 31, 2018	5,550,000	$0.11	5.7	$—
Exercisable at December 31, 2018	4,550,000	$0.11	5.7	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	December 31,
	2018	2017
Expected life of options (In years)	5	2
Expected volatility	67.91%	69.66%
Risk ree interest rate	2.98%	1.59%
Dividend Yield	0%	0%

Expected volatility is based on the historical volatilities of three comparable companies of the daily closing price of their respective common stick and the expected life of options is based on historical data with respect to employee exercise periods. The Company accounts for forfeitures as they are incurred.

The Company recorded stock-based compensation expense of $16,285 and $19,697 for the three-and six-month periods ended December 31, 2018, respectively, and $27,021 and $39,773 for the three-and six-month periods ended December 31, 2017, respectively.

The fair value of options vested during the six-month period ended December 31, 2018 and 2017, was $6,823 and $16,854 respectively.

As of December 31, 2018, there was approximately $4,966 of unrecognized compensation cost related to non-vested options granted which is expected to be recognized over a weighted-average period of 4 months.

The following is a summary of stock options outstanding and exercisable by exercise price as of December 31, 2018:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$0.05	300,000	4.8	300,000
$0.06	3,100,000	7.2	2,100,000
$0.07	100,000	4.8	100,000
$0.10	500,000	4.1	500,000
$0.20	200,000	3.8	200,000
$0.21	550,000	3.3	550,000
$0.22	100,000	3.2	100,000
$0.23	200,000	3.6	200,000
$0.25	500,000	2.9	500,000
Total	5,550,000		4,550,000

Offerings of Common Stock and Warrants

Issuance of Shares for Cash

On July 3, 2018, BioVie, Inc., the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holdings, LLC (“Acuitas”) and certain other purchasers identified in the Purchase Agreement (together with Acuitas, the “Purchasers”) pursuant to which (i) the Purchasers agreed to purchase an aggregate of 2,133,332 shares of the Company’s newly created Series A Convertible Preferred Stock (the “Preferred Stock”) at a price per share of $1.50 per share of Preferred Stock (the “Initial Sale”) and (ii) the Company will issue associated warrants (the “Warrants”) to purchase 213,333,200 shares of the Company’s Class A Common Stock (the “Common Stock”), each subject to the terms and conditions set forth in the Purchase Agreement, for an aggregate consideration of $3.2 million. The Company received $160,000 of the $3.2 million in April and May 2018 as prepaid equity. Acuitas also received an additional 833,333 Warrants in connection with the payoff of a note issued by the Company in favor of Acuitas. The Initial Sale and issuance of the Warrants occurred on July 3, 2018. In addition, Acuitas has the option to purchase up to an additional 200,000,000 shares of Common Stock at a price per share of $0.015, and associated warrants on the same terms as the Warrants, within two weeks following the one year anniversary of the closing of the Initial Sale (the “Subsequent Sale”) in the event that the Company has not obtained $3,000,000 of funding through various non-dilutive grants prior to the one year anniversary of the closing of the Initial Sale.

Each share of Preferred Stock automatically converted into 100 shares of Common Stock upon the filing with the Secretary of State of the State of Nevada of a Certificate of Amendment to the Company’s Articles of Incorporation (the “Amendment”) on August 13, 2018 that increased the number of authorized shares of Common Stock to 800,000,000. The Amendment was approved by the written consent of the holders of more than a majority of the Company’s issued and outstanding Common Stock on July 3, 2018 and was filed with the Secretary of State of the State of Nevada 20 calendar days following the distribution of the Company’s Definitive Information that was filed with the Securities and Exchange Commission.

The purchase price of the Preferred Stock in the Initial Sale, the exercise price of the Warrants, and the Common Stock in the Subsequent Sale is subject to adjustment. In the event that Mallinckrodt Pharmaceuticals Ireland Limited prevails in any proceeding which results in the useful life of the Company’s current intellectual property rights being reduced by more than 75 percent, then the price per share of Common Stock, the associated conversion ratio of the Preferred Stock, and the exercise price of the Warrants shall be retroactively adjusted to 50 percent of the then-effective price per share of Common Stock under the Purchase Agreement (for example, if the then-effective price per share of Common Stock is $0.015, then following such event, the price per share will be $0.0075). In this case, the Company may be required to issue additional shares of Common Stock, but in no event will the Company be required to pay cash, to reflect such lower price per share.

The Purchase Agreement contained customary representations and warranties. In connection with the disclosure schedule associated with the representations and warranties, the Company also disclosed customary information, including the following: (i) the existence of the Mallinckrodt Pharmaceuticals Ireland Limited petition before the US Patent Trial and Appeal Board, (ii) the current capitalization of the Company, (iii) the Company’s obligation to pay a low single digit royalty on the net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma LLC members, PharmaIN Corporation and The Barrett Edge, Inc. pursuant to the Agreement and Plan of Merger, dated April 11, 2016, by and between LAT Pharma LLC and the Company, (iv) the Company’s obligation to pay a low single digit royalty on net sales of all terlipressin products covered by specified patents up to a maximum of $200,000 per year pursuant to the Technology Transfer Agreement, dated July 25, 2016, by and between the Company and the University of Padova (Italy), and (v) certain recent issuances of Common Stock by the Company.

Pursuant to the Purchase Agreement, Terren Peizer, the Chairman of Acuitas, was appointed as a member of the Company’s Board of Directors (the “Board”) and as the Chief Executive Officer of the Company, effective July 3, 2018. The issuance of the Preferred Stock, the Warrants and the underlying common stock under the Purchase Agreement is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

Issuance of Shares in Settlement of Debt

During the six months ended December 31, 2018, the Company settled $1,475,765 of debt including $1,313,765 owed to related parties, by issuing 975,361 shares of common stock with a fair value of $1,150,135. See notes 5 and 6.

Issuance of Stock Options

On October 1, 2018, the Company issued stock options to purchase 100,000 shares of common stock to the Chief Financial Officer as part of her compensation. The stock options were issued and are exercisable at an exercise price of $0.07 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 13, 2018, the Company issued stock options to purchase 100,000 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $0.05 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 27, 2018, the Company issued stock options to purchase 100,000 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $0.05 at any time from date of issuance and expire in 5 years from the date of issuance

On November 10, 2018, the Company issued stock options to purchase 100,000 shares of common stock as part of their annual board of director compensation. The stock options are exercisable at an exercise price of $0.05 at any time from date of issuance and expire in 5 years from the date of issuance.

Cashless exercise of warrant

On August 4, 2018, the Company issued 2,241,913 shares of common stock pursuant to a cash less exercise of warrants to purchase 2,500,000 shares at an exercise price of $0.015 per share. As a result of the conversion of the Series A Preferred Stock in July 2018, the exercise of warrants to purchase 2,500,000 shares of common stock was reduced from $0.15 per share to $0.015 per share.

Warrant Price Adjustment

In December 2017, the Company issued warrants to purchase 2,500,000 shares of common stock in a private placement transaction for aggregate gross proceeds of $100,000. The warrants were exercisable at an exercise price of $0.20 at any time from date of issuance until 7 years from the date of issuance. The warrants have a down round feature that reduces the exercise price if the Company sells stock for a lower price. In January 2018, the Company sold shares at $0.15, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $20,995 as a deemed dividend. In July 2018, the Company sold shares at $0.015, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $44,889 as a deemed dividend. The fair value of the warrants granted was estimated using the Black Scholes Method.

In January 2018, the Company issued warrants to purchase 210,000 shares of common stock in exchange for banking services which was recognized at fair value. The warrants were exercisable at an exercise price of $0.15 at any time from date of issuance until 7 years from the date of issuance. The warrants have a down round feature that reduces the exercise price if the Company sells stock for a lower price. In July 2018, the Company sold shares at $0.015, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $3,770 as a deemed dividend. The fair value of the warrants granted was estimated using the Black Scholes Method.

The following table summarizes the warrants that have been issued:

	Number of	Weighted Average	Weighted Average Remaining	Aggregate Intrinsic
	Shares	Exercise Price	Life (Years)	Value
Outstanding at June 30, 2018	4,774,015	$0.29	5.0	$—
Granted	214,166,533	$0.02	5.5	$2,141,665
Expired	—	$—	—	$—
Exercised	(2,500,000)	$0.02	—	$—
Outstanding and exercisable at December 31, 2018	216,440,548	$0.02	5.5	$2,141,665

Of the above warrants, 1,173,864 expire in fiscal year ending June 30, 2022, 556,818 expire in fiscal year ending June 30, 2023, and 214,709,866 expire in fiscal year ending June 30, 2025.

8. Stockholders’ Equity

Stock Options

During the year ended June 30, 2017 and 2018, the Company issued stock options to consultants and board of directors for services provided to the Company.

The following is a summary of stock option activity for the years ended June 30, 2017 and 2018.

	Shares (Thousands)	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term
Options
Outstanding at July 1, 2016	3,000	$0.06	6.5
Granted	1,000	$0.24	4.0
Outstanding at June 30, 2017	4,000	$0.10	5.9
Granted	1,250	$0.15	5.0
Options Exercised	(100)	$0.02	—
Outstanding at June 30, 2018	5,150	$0.12	5.8
Exercisable at June 30, 2018	4,150	$0.13	4.8

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2018.

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$0.06	31,00,000	6.5	21,00,000
$0.10	5,00,000	4.8	5,00,000
$0.20	2,00,000	4.5	2,00,000
$0.21	5,50,000	4.1	5,50,000
$0.22	1,00,000	4.0	1,00,000
$0.23	2,00,000	4.4	2,00,000
$0.25	5,00,000	3.6	5,00,000

Total	51,50,000		41,50,000

The fair value of options granted during the year ended June 30, 2018 was estimated using the Black Scholes Method and the following assumptions: volatility - 124.7% to 143.46%; Term – 5 years; Risk Free Rate – 2.45% to 2.61%; dividend rate – 0.00%. The fair value of options granted during the year ended June 30, 2017 was estimated using the Black Scholes Method and the following assumptions: volatility – 136.8% to 143.1%; Term – 4 years; Risk Free Rate – 0.53% to 1.4%; dividend rate – 0.00%.

The compensation expense for the year ended June 30, 2018 includes $30,978 related to the stock options described above and an adjustment for year ended June 30, 2017 of $30,547. The adjustment was due to a correction made to the valuation of Stock Options issued to the Chief Operating Officer. The legal and professional expenses for the year ended June 30, 2018 includes $176,641 related to the stock options described above. The Company expects to recognize $11,486 of future expenses related to the vesting of stock options through April 11, 2019.

The compensation expense for the year ended June 30, 2017 includes $35,392 related to the stock options described above. The legal and professional expenses for the year ended June 30, 2017 includes $56,660 related to the stock options described above.

Extension of Maturity

In November 2017, the Company extended the maturity date of stock options to acquire 800,000 shares at exercise prices ranging from $0.21 to $0.25 issued to the board of directors between November 2016 and December 2016 by 3 years. The Company recorded an incremental expense of $79,491 based on the increase in fair value of the options.

Offerings of Common Stock and Warrants

Issuance of Shares for Cash

In September 2016, the Company sold and issued an aggregate of 49,999 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $5,000. The purchase price for the common stock was $0.10 per share.

In October 2016, the Company sold and issued an aggregate of 225,000 shares of common stock and warrants to purchase 112,500 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $45,000. The purchase price for the common stock and warrants was $0.20 per share. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

In November 2016, the Company sold and issued an aggregate of 250,000 shares of common stock and warrants to purchase 125,000 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $50,000. The purchase price for the common stock and warrants was $0.20 per share. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

In December 2016, the Company sold and issued an aggregate of 100,000 shares of common stock and warrants to purchase 50,000 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $20,000. The purchase price for the common stock and warrants was $0.20 per share. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

In January 2017, the Company, entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”) which provides that, on the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $12.0 million of shares of the Company’s common stock over the 30-month term of the Purchase Agreement (“Aspire Equity Line”). On execution of the Purchase Agreement, the Company agreed to sell to Aspire Capital 1,000,000 shares of common stock and warrants to purchase 500,000 shares of common stock for proceeds of $200,000. The Warrant Shares will each have a five-year term and will be exercisable at $0.50 per share. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Aspire Capital (the “Registration Rights Agreement”), in which the Company agreed to file one or more registration statements, as permissible and necessary to register under the Securities Act of 1933, as amended (the “Securities Act”), registering the sale of the shares of the Company’s common stock that have been and may be issued to Aspire Capital under the Purchase Agreement.

Under the Purchase agreement, after the Securities and Exchange Commission (the “SEC”) has declared effective the registration statement referred to above, on any trading day selected by the Company, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 100,000 shares of the Company’s common stock per business day, up to $12.0 million of the Company’s common stock in the aggregate at a per share price (the “Purchase Price”) equal to the lesser of:

•	the lowest sale price of the Company’s common stock on the purchase date; or

•	the arithmetic average of the three (3) lowest closing sale prices for the Company’s common stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount equal to 100,000 shares and the closing sale price of our stock is equal to or greater than $0.30 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for the Company’s common stock traded on its principal market on the VWAP Purchase Date.

The Purchase Price will be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the period(s) used to compute the Purchase Price. The Company may deliver multiple Purchase Notices and VWAP Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed.

The Purchase Agreement provides that the Company and Aspire Capital shall not affect any sales under the Purchase Agreement on any purchase date where the closing sale price of the Company’s common stock is less than $0.10. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of sales of the Company’s common stock to Aspire Capital. Aspire Capital has no right to require any sales by the Company but is obligated to make purchases from the Company as directed by the Company in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future funding, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 2,400,000 shares of the Company’s common stock (the “Commitment Shares”). The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire Capital has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of the Company’s common stock during any time prior to the termination of the Purchase Agreement. Any proceeds that the Company receives under the Purchase Agreement are expected to be used for working capital and general corporate purposes.

In March 2017, the Company sold and issued an aggregate of 500,000 shares of common stock and warrants to purchase 250,000 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $100,000. The purchase price for the common stock and warrants was $0.20 per share. The warrants are exercisable at an exercise price of $0.50 at any time from date of issuance until 5 years from the date of issuance.

In May 2017, the Company sold and issued an aggregate of 240,000 shares of common stock and warrants to purchase 120,000 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $60,000. The purchase price for the common stock and warrants was $0.25 per share. The warrants are exercisable at an exercise price of $0.60 at any time from date of issuance until 5 years from the date of issuance. In August 2017, the Company issued an aggregate of 32,727 shares of common stock and 16,364 warrants to compensate these investors who purchased common stock at a $0.25 share price in a Series C offering prior to a reduction in the offering price to $0.22 per share.

In July 2017 and August 2017, the Company sold and issued an aggregate of 886,364 shares of common stock and warrants to purchase 443,182 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $195,000. The purchase price for the common stock and warrants was $0.22 per share. The warrants are exercisable at an exercise price of $0.60 at any time from date of issuance until 5 years from the date of issuance.

Between July 2017 and September 2017, the Company sold an aggregate of 250,000 shares of common stock in transactions under the Aspire Equity Line for aggregate gross proceeds of $50,000. The average purchase price for the common stock was $0.20 per share.

In October 2017, the Company sold and issued an aggregate of 159,091 shares of common stock and warrants to purchase 79,545 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $35,000. The purchase price for the common stock and warrants was $0.22 per share. The warrants are exercisable at an exercise price of $0.60 at any time from date of issuance until 5 years from the date of issuance.

In November 2017, the Company also sold and issued an aggregate of 68,182 shares of common stock and warrants to purchase 34,091 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $15,000. The purchase price for the common stock and warrants was $0.22 per share. The warrants are exercisable at an exercise price of $0.60 at any time from date of issuance until 5 years from the date of issuance.

In January 2018, the Company sold an aggregate of 333,333 shares of common stock and warrants to purchase 333,333 shares of common stock to a member of its board of directors for aggregate gross proceeds of $50,000. The purchase price for the common stock and warrants was $0.15 per share. The warrants are exercisable at an exercise price of $0.15 at any time from date of issuance until 7 years from the date of issuance.

In June 2018, 100,000 shares of stock options were exercised for $2,000.

Issuance of Shares for Services

In August 2017, the Company issued 1,500,000 shares of common stock to Aspire Capital in exchange for services. The shares were valued at $0.22 per share which was the trading price on date of issuance, and the value of the services were $330,000.

In November 2017, the Company issued 150,000 shares of common in exchange for services. The shares were valued at $0.23 per share which was the trading price on date of issuance, and the value of the services were $34,500.

In January 2018, The Company issued 30,000 shares of common stock in exchange for services. The shares were valued at $0.13 per share which was the trading price on date of issuance, and the value of the services were $3,900.

In January 2018, the Company issued 1,400,000 shares of common stock as compensation for the Board of Directors. The shares were valued at $0.15 per share which was the trading price on date of issuance, and the value of the compensation was $210,000.

In February 2018, the Company issued 600,000 shares of common stock in exchange for services. The shares were valued at $0.0475 per share which was the trading price on date of issuance, and the value of the services were $28,500.

In April 2018, the Company issued 300,000 shares of common in exchange for services. The shares were valued at $0.045 per share, and the value of the services were $13,500. In April 2018, the Company issued 150,000 shares of common in exchange for services. The shares were valued at $0.024 per share which was the trading price on date of issuance, and the value of the services were $3,600.

In May 2018, the Company issued 250,000 shares of common in exchange for services. The shares were valued at $0.018 per share which was the trading price on date of issuance, and the value of the services were $4,500.

In May 2018, the Company issued 68,500 shares of common in exchange for services. The shares were valued at $0.10 per share which was the trading price on date of issuance, and the value of the services were $6,850.

In June 2018, the Company issued 300,000 shares of common in exchange for services. The shares were valued at $0.025 per share which was the trading price on date of issuance, and the value of the services were $7,500.

Issuance of Warrants for Cash

In December 2017, the Company issued warrants to purchase 2,500,000 shares of common stock in a private placement transaction for aggregate gross proceeds of $100,000. The purchase price for the warrants were $0.04 per warrant. The warrants are exercisable at an exercise price of $0.20 at any time from date of issuance until 7 years from the date of issuance.

Issuance of Warrants for Services

In January 2018, the Company issued warrants to purchase 105,000 shares of common stock in exchange for services. The warrants are exercisable at an exercise price of $0.15 any time from the date of issuance until 7 years from the date of issuance. The warrants were valued at $9,444. The fair value of the warrants granted was estimated using the Black Scholes Method and the following assumptions: volatility – 166.7%; Term – 7 years; Risk Free Rate – 2.48%; dividend rate – 0.00%

In February 2018, the Company issued warrants to purchase 105,000 shares of common stock in a termination agreement. The warrants are exercisable at an exercise price of $0.15 any time from the date of issuance until 7 years from the date of issuance. The warrants were valued at $3,025. The fair value of the warrants granted was estimated using the Black Scholes Method and the following assumptions: volatility – 166.7%; Term – 7 years; Risk Free Rate – 2.81%; dividend rate – 0.00%

Warrant Price Adjustment

In December 2017, the Company issued warrants to purchase 2,500,000 shares of common stock in a private placement transaction for aggregate gross proceeds of $100,000. The warrants were exercisable at an exercise price of $0.20 at any time from date of issuance until 7 years from the date of issuance. The warrants have a down round feature that reduces the exercise price if the Company sells stock for a lower price. In January 2018, the Company sold shares at $0.15, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $20,995 as a deemed dividend. The fair value of the warrants granted was estimated using the Black Scholes Method and the following assumptions: volatility – 164.7%; Term – 7 years; Risk Free Rate – 2.47%; dividend rate – 0.00%.

The following table summarizes the warrants that have been issued:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at June 30, 2016	50,00,000	$0.50	—
Granted	11,73,864	$0.51	3.5
Outstanding at June 30, 2017	61,73,864	$0.50	0.7
Granted	36,00,151	$0.22	6.1
Expired	(50,00,000)	$0.50	—
Outstanding at June 30, 2018	47,74,015	$0.29	5.5

The following table summarizes the warrants by price:

Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Life (Years)
$0.15	30,43,333	6.4
$0.50	10,37,501	3.5
$0.60	6,93,181	4.1
	47,74,015	5.5